Consolidated balance sheets - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Non-current assets [Abstract]
Property, plant and equipment	€ 1,591	€ 2,155
Goodwill	7,731	8,898
Intangible assets excluding goodwill	3,322	3,552
Non-current receivables	130	155
Investments in associates	142	190
Other non-current financial assets	587	335
Non-current derivative financial assets	22	59
Deferred tax assets	1,598	2,759
Other non-current assets	75	92
Total non-current assets	15,198	18,195
Current assets [Abstract]
Inventories	2,353	3,392
Current financial assets	2	101
Other current assets	392	486
Current derivative financial assets	57	101
Income tax receivable	109	154
Receivables	3,909	5,327
Assets classified as held for sale	1,356	2,180
Cash and cash equivalents	1,939	2,334
Total current assets	10,117	14,075
Total assets	25,315	32,270
Equity [Abstract]
Shareholders' equity	11,999	12,546
Common shares	188	186
Reserves	385	1,280
Other	11,426	11,080
Non-controlling interests	24	907
Group equity	12,023	13,453
Non-current liabilities [Abstract]
Long-term debt	4,044	4,021
Non-current derivative financial liabilities	216	590
Long-term provisions	1,659	2,926
Deferred tax liabilities	33	66
Other non-current liabilities	474	741
Total non-current liabilities	6,426	8,344
Current liabilities [Abstract]
Short-term debt	672	1,585
Derivative financial liabilities	167	283
Income tax payable	83	146
Accounts and notes payable	2,090	2,848
Accrued liabilities	2,319	3,034
Short-term provisions	400	680
Liabilities directly associated with assets held for sale	8	525
Other current liabilities	1,126	1,372
Total current liabilities	6,866	10,473
Total liabilities and group equity	€ 25,315	€ 32,270